Mortgage Note Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Mortgage notes payable as of June 30, 2016 and December 31, 2015 consisted of the following:

		Encumbered Properties	Outstanding Loan Amount (1)		Effective Interest Rate		Interest Rate
Country	Portfolio		June 30, 2016	December 31, 2015				Maturity
			(In thousands)	(In thousands)
Finland:	Finnair	4	$31,538	$30,976	2.2%	(2)	Fixed	Sep. 2020
	Tokmanni	1	32,177	31,603	2.4%	(2)	Fixed	Oct. 2020

Germany:	Rheinmetall	1	11,771	11,561	2.6%	(2)	Fixed	Jan. 2019
	OBI DIY	1	4,997	4,908	2.4%		Fixed	Jan. 2019
	RWE AG	3	69,406	68,169	1.6%	(2)	Fixed	Oct. 2019
	Rexam	1	5,841	5,737	1.8%	(2)	Fixed	Oct. 2019
	Metro Tonic	1	29,428	28,904	1.7%	(2)	Fixed	Dec. 2019
	Total EUR denominated	12	185,158	181,858

United Kingdom:	McDonald's	1	1,018	1,125	4.1%	(2)	Fixed	Oct. 2017
	Wickes Building Supplies I	1	2,607	2,882	3.7%	(2)	Fixed	May 2018
	Everything Everywhere	1	5,357	5,922	4.0%	(2)	Fixed	Jun. 2018
	Thames Water	1	8,035	8,882	4.1%	(2)	Fixed	Jul. 2018
	Wickes Building Supplies II	1	2,210	2,443	4.2%	(2)	Fixed	Jul. 2018
	Northern Rock	2	7,031	7,772	4.5%	(2)	Fixed	Sep. 2018
	Wickes Building Supplies III	1	2,544	2,813	4.4%	(2)	Fixed	Nov. 2018
	Provident Financial	1	17,075	18,875	4.1%	(2)	Fixed	Feb. 2019
	Crown Crest	1	25,780	28,498	4.3%	(2)	Fixed	Feb. 2019
	Aviva	1	21,025	23,242	3.8%	(2)	Fixed	Mar. 2019
	Bradford & Bingley	1	10,124	11,192	3.5%	(2)	Fixed	May 2020
	Intier Automotive Interiors	1	6,328	6,995	3.5%	(2)	Fixed	May 2020
	Capgemini	1	7,366	8,142	3.2%	(2)	Fixed	Jun. 2020
	Fujitisu	3	33,182	36,684	3.2%	(2)	Fixed	Jun. 2020
	Amcor Packaging	7	4,186	4,628	3.6%	(2)	Fixed	Jul. 2020
	Fife Council	1	2,456	2,715	3.6%	(2)	Fixed	Jul. 2020
	Malthrust	3	4,285	4,737	3.6%	(2)	Fixed	Jul. 2020
	Talk Talk	1	5,122	5,663	3.6%	(2)	Fixed	Jul. 2020
	HBOS	3	7,218	7,979	3.6%	(2)	Fixed	Jul. 2020
	DFS Trading	5	13,579	15,010	3.4%	(2)	Fixed	Aug. 2020
	DFS Trading	2	3,179	3,514	3.4%	(2)	Fixed	Aug. 2020
	HP Enterprise Services	1	12,437	13,748	3.4%	(2)	Fixed	Aug. 2020
	Total GBP denominated	40	202,144	223,461

United States:	Quest Diagnostics	1	52,800	52,800	2.5%	(3)	Variable	Sep. 2018
	Western Digital	1	17,834	17,982	5.3%		Fixed	Jul. 2021
	AT&T Services	1	33,550	33,550	2.5%	(4)	Variable	Dec. 2020
Puerto Rico:	Encanto Restaurants	18	21,832	22,057	6.3%		Fixed	Jun. 2017
	Total USD denominated	21	126,016	126,389
	Gross mortgage notes payable	73	513,318	531,708	3.0%
	Deferred financing costs, net of accumulated amortization	—	(6,243)	(7,446)	—%
	Mortgage notes payable, net of deferred financing costs	73	$507,075	$524,262	3.0%
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(1)	Amounts borrowed in local currency and translated at the spot rate as of the respective measurement date.

(2)	Fixed as a result of an interest rate swap agreement.

(3)	The interest rate is 2.0% plus 1-month LIBOR.

(4)	The interest rate is 2.0% plus 1-month Adjusted LIBOR as defined in the mortgage agreement.

Mortgage notes payable as of December 31, 2015 and 2014 consisted of the following:

		Encumbered Properties	Outstanding Loan Amount (1)		Effective Interest Rate		Interest Rate
Country	Portfolio		December 31, 2015	December 31, 2014				Maturity
			(In thousands)	(In thousands)
Finland:	Finnair	4	$30,976	$—	2.2%	(2)	Fixed	Sep. 2020
	Tokmanni	1	31,603	—	2.4%	(2)	Fixed	Oct. 2020

Germany:	Rheinmetall	1	11,561	12,884	2.6%	(2)	Fixed	Jan. 2019
	OBI DIY	1	4,908	5,470	2.4%		Fixed	Jan. 2019
	RWE AG	3	68,169	75,969	1.6%	(2)	Fixed	Oct. 2019
	Rexam	1	5,737	6,394	1.8%	(2)	Fixed	Oct. 2019
	Metro Tonic	1	28,904	32,211	1.7%	(2)	Fixed	Dec. 2019
	Total EUR denominated	12	181,858	132,928

United Kingdom:	McDonald's	1	1,125	1,180	4.1%	(2)	Fixed	Oct. 2017
	Wickes Building Supplies I	1	2,882	3,024	3.7%	(2)	Fixed	May 2018
	Everything Everywhere	1	5,922	6,213	4.0%	(2)	Fixed	Jun. 2018
	Thames Water	1	8,882	9,319	4.1%	(2)	Fixed	Jul. 2018
	Wickes Building Supplies II	1	2,443	2,563	4.2%	(2)	Fixed	Jul. 2018
	Northern Rock	2	7,772	8,155	4.5%	(2)	Fixed	Sep. 2018
	Wickes Building Supplies III	1	2,813	2,951	4.4%	(2)	Fixed	Nov. 2018
	Provident Financial	1	18,875	19,804	4.1%	(2)	Fixed	Feb. 2019
	Crown Crest	1	28,498	29,901	4.3%	(2)	Fixed	Feb. 2019
	Aviva	1	23,242	24,387	3.8%	(2)	Fixed	Mar. 2019
	Bradford & Bingley	1	11,192	—	3.5%	(2)	Fixed	May 2020
	Intier Automotive Interiors	1	6,995	—	3.5%	(2)	Fixed	May 2020
	Capgemini	1	8,142	—	3.2%	(2)	Fixed	Jun. 2020
	Fujitisu	3	36,684	—	3.2%	(2)	Fixed	Jun. 2020
	Amcor Packaging	7	4,628	—	3.6%	(2)	Fixed	Jul. 2020
	Fife Council	1	2,715	—	3.6%	(2)	Fixed	Jul. 2020
	Malthrust	3	4,737	—	3.6%	(2)	Fixed	Jul. 2020
	Talk Talk	1	5,663	—	3.6%	(2)	Fixed	Jul. 2020
	HBOS	3	7,979	—	3.6%	(2)	Fixed	Jul. 2020
	DFS Trading	5	15,010	—	3.4%	(2)	Fixed	Aug. 2020
	DFS Trading	2	3,514	—	3.4%	(2)	Fixed	Aug. 2020
	HP Enterprise Services	1	13,748	—	3.4%	(2)	Fixed	Aug. 2020
	Total GBP denominated	40	223,461	107,497

United States:	Quest Diagnostics	1	52,800	—	2.0%	(3)	Variable	Sep. 2018
	Western Digital	1	17,982	18,269	5.3%		Fixed	Jul. 2021
	AT&T Services	1	33,550	—	2.5%	(4)	Variable	Dec. 2020
Puerto Rico:	Encanto Restaurants	18	22,057	22,492	6.3%		Fixed	Jun. 2017
	Total USD denominated	21	126,389	40,761
	Total	73	$531,708	$281,186	3.0%
_________________________

(1)	Amounts borrowed in local currency and translated at the spot rate as of respective date.

(2)	Fixed as a result of an interest rate swap agreement.

(3)	The interest rate is 2.0% plus 1-month LIBOR.

(4)	The interest rate is 2.0% plus 1- month Adjusted LIBOR as defined in the mortgage agreement.

Schedule of Maturities of Long-term Debt
The following table presents future scheduled aggregate principal payments on the gross mortgage notes payable over the next five calendar years and thereafter as of June 30, 2016:

(In thousands)	Future Principal Payments (1)
2016 (remainder)	$385
2017	22,936
2018	80,920
2019	185,679
2020	207,098
2021	16,300
Thereafter	—
Total	$513,318
_________________________

(1)	Based on the exchange rate as of June 30, 2016.

The following table presents future scheduled aggregate principal payments on the mortgage notes payable over the next five calendar years and thereafter as of December 31, 2015:

(In thousands)	Future Principal Payments (1)
2016	$758
2017	23,043
2018	83,850
2019	190,249
2020	217,508
Thereafter	16,300
Total	$531,708

(1)	Based on the exchange rate as of December 31, 2015.